Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares					12 Months Ended
	Nov. 29, 2023	May 31, 2023	Jun. 01, 2022	Oct. 01, 2021	Dec. 31, 2022
Consolidated Statement of Changes in Stockholders' Equity
Dividends paid, per share	$ 10.00	$ 9.93	$ 9.03	$ 8.21	$ 6.00